Business Combinations - Summary of Intangible Assets Acquired Comprises (Details) - USD ($) $ in Thousands	Jan. 09, 2025	Aug. 29, 2024
Acquisition of Weni [Member]
Business Combination [Line Items]
Estimated fair value of intangible assets acquired		$ 1,115
Acquisition of Weni [Member] | Customer Relationship [Member]
Business Combination [Line Items]
Estimated fair value of intangible assets acquired		$ 878
Estimated useful life in years		8 years 6 months
Acquisition of Weni [Member] | Software [Member]
Business Combination [Line Items]
Estimated fair value of intangible assets acquired		$ 237
Estimated useful life in years		5 years 10 months 24 days
Acquisition of Newtail [Member]
Business Combination [Line Items]
Estimated fair value of intangible assets acquired	$ 1,440
Acquisition of Newtail [Member] | Customer Relationship [Member]
Business Combination [Line Items]
Estimated fair value of intangible assets acquired	$ 155
Estimated useful life in years	4 years
Acquisition of Newtail [Member] | Developed Technology [Member]
Business Combination [Line Items]
Estimated fair value of intangible assets acquired	$ 1,285
Estimated useful life in years	5 years 9 months 18 days